Corporate administration (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Administration [Abstract]
Disclosure of detailed information about corporate administration

	2022	2021
Administration and office costs(1)	$46,334	$25,833
Share-based compensation expense(2)	913	1,301
Corporate administration	$47,247	$27,134
(1)Increase primarily relates to the severance costs of $7.9 million and consulting and software costs of $4.1 million from various information technology projects, including the implementation of the Company-wide enterprise resource planning system.
(2)Relates to the Company’s share-based compensation plans and the related liability of $4.6 million as at December 31, 2022 (December 31, 2021 - $11.4 million).